    As filed with the Securities and Exchange Commission on January 15, 2002

                         File Nos. 33-74534 and 811-8314

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 14                                              [X]

                                                           and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 15                                                             [X]


                                 --------------

                            SCHWAB ANNUITY PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                               Jeremiah H. Chafkin
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant, Esq.             Martin E. Lybecker, Esq.                 Koji Felton, Esq.
Morgan Lewis & Bockius LLP         Ropes & Gray                             Charles Schwab Investment Management, Inc.
1701 Market Street                 One Franklin Square                      101 Montgomery Street
Philadelphia, PA 19103             1301 K Street, NW, Suite 800 East        120K-14-109
                                   Washington, D.C.  20005                  San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

     / / Immediately upon filing pursuant to paragraph (b)

     / / On (date) pursuant to paragraph (b)

     / / 60 days after filing pursuant to paragraph (a)(1)

     /X/ On April 30, 2002 pursuant to paragraph (a)(1)

     / / 75 days after filing pursuant to paragraph (a)(2)
     / / On (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check the following box:

     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

(Page 1, Cover)


PROSPECTUS

APRIL 30, 2002



SCHWAB
MARKETTRACK GROWTH PORTFOLIO II

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


(Page 2)


ABOUT THE PORTFOLIO

3            Schwab MarketTrack Growth Portfolio II
4            Main Risks
5            Performance
6            Portfolio Fees and Expenses
7            Financial Highlights
8            Portfolio Management
8            Investing in the Portfolio
9            Transaction Policies
9            Distributions and Taxes
10           To Learn More


(Page 3)


SCHWAB
MARKETTRACK GROWTH PORTFOLIO II


[GOAL] THE PORTFOLIO'S GOAL IS TO SEEK HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. THE PORTFOLIO'S TARGET ALLOCATION INCLUDES STOCK, BOND AND CASH INVESTMENTS.


The portfolio invests mainly in other SchwabFunds (R) , particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:



LARGE-CAP STOCK            Schwab S&P 500 Fund. Seeks to track the S&P 500 Index
                           (R) , a widely recognized index maintained by Standard & Poor's that includes 500 U.S. stocks chosen for market size, liquidity, and industry group.

SMALL-CAP STOCK            Schwab Small-Cap Index Fund (R) . Seeks to track the
                           Schwab Small-Cap Index (R) , which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.



INTERNATIONAL STOCK        Schwab International Index Fund (R) . Seeks to track
                           the Schwab International Index (R) , which includes the largest 350 stocks (as measured by free-float adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.


BOND Schwab Total Bond Market Index Fund. Seeks to track the Lehman Brothers Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes. The portfolio's allocation focuses on stock investments, while including some bonds and cash investments to reduce volatility. The portfolio typically does not have an investment policy that requires it to change its asset allocations for purposes of investment strategy, and seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash. The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

The portfolio is intended to offer the investor key features of two types of investment strategies: asset allocation and indexing. The portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class. Indexing, a strategy of tracking the performance of a given market over time, involves looking to an index to determine what securities to own. By investing in a combination of index mutual funds, the portfolio can offer diversification in a single investment.

The portfolio is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


(Page 4)


MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX FUNDS. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS, MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

For the portion of the portfolio's assets that are invested in the bond market, a major risk is that bond prices generally fall when interest rates rise. Portfolio performance also could be affected if bonds held by the underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

[Friendly Voice] By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.


(Page 5)


PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investments.



Annual total returns (%)as of 12/31



97                98                99               00                01



Best quarter:  XX.XX% Q
Worst quarter:  % Q




Average annual total returns (%) as of 12/31/01



                                                 5 YEARS          SINCE
                                                                  INCEPTION OF
                                   1 YEAR                         PORTFOLIO 1
Portfolio
S&P 500(R) Index
Lehman Brothers Aggregate Bond Index


1   Inception: 11/01/1996.

[Friendly Voice] The performance information above shows you how performance has varied from year-to-year and how it averages out over time.


PORTFOLIO FEES AND EXPENSES


The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in the portfolio's performance. These fees are approximately 0.XX% of the portfolio's average net assets based on current investments, and may fluctuate.


FEE TABLE(%)

SHAREHOLDER FEES                                  None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)


Management fees                                      0.55
Distribution (12b-1) fees                            None
Other expenses                                       0.23
Total annual operating expenses                      0.78

EXPENSE REDUCTION                                   (0.28)

Net operating expenses*                              0.50







* Guaranteed by Schwab and the investment adviser through 04/30/2003 (excluding interest, taxes and certain non-routine expenses).



EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 YEAR    3 YEARS   5 YEARS   10 YEARS




(Page 6)

FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's recent financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants,
___________________________, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)




(Page 7)

PORTFOLIO MANAGEMENT


THE INVESTMENT ADVISER for the portfolio is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R) and has more than $XXX billion under management. The firm manages assets for more than X million shareholder accounts. (All figures on this page are as of 12/31/01.)



As the investment adviser, the firm oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended 12/31/01, this fee was 0.XX% for the MarketTrack Growth Portfolio II. This figure, which is expressed as a percentage of the portfolio's average daily net assets, represents the actual amounts paid, including the effects of reductions.



GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portion of the MarketTrack Growth Portfolio II. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.



KIMON DAIFOTIS, CFA, is a vice president and portfolio manager of the investment adviser. Since joining the firm in September 1997, he has had overall responsibility for the day-to-day management of the bond and cash portions of the MarketTrack Growth Portfolio II. Prior to joining Schwab, he worked for more than 18 years in research and asset management.



(Page 8)


INVESTING IN THE PORTFOLIO

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract) investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolio does not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio would be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.


(Page 9)


TRANSACTION POLICIES

THE PORTFOLIO IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN.


THE PORTFOLIO CALCULATES ITS SHARE PRICE EACH BUSINESS DAY after the close of the NYSE (generally 4:00 p.m. Eastern time). The portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, prior to the close of the portfolio (generally 4 p.m. Eastern time) will be executed at the portfolio's NAV determined that day. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.


All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.

In valuing underlying fund investments, the portfolio uses the NAVs reported by its underlying funds. In valuing other portfolio securities, the portfolio uses market quotes if they are readily available. In cases where quotes are not readily available, the portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

Shareholders of the MarketTrack Growth Portfolio II should be aware that because foreign markets are often open on weekends and other days when the portfolio is closed, the value of some of the portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolio.

The portfolio reserves certain rights, including the following:

- To refuse any purchase order, including large purchase orders that may negatively impact its operations and orders that appear to be associated with short-term trading activities.

- To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.


(Page 10)


DISTRIBUTIONS AND TAXES

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance company separate accounts each year in December. Distributions are normally reinvested pursuant to elections by the separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

The portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.


(Page 11, Notes)


(Page 12, Notes)


(Page 13, Back Cover)


SCHWAB
MARKETTRACK GROWTH PORTFOLIO II


TO LEARN MORE

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds (R) , or a participating insurance company. You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.


SEC FILE NUMBER
Schwab Annuity Portfolios 811-8314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000

SCHWAB INSURANCE SERVICES
WWW.SCHWAB.COM/ANNUITIES
800-838-0650 (IN NEW YORK 800-838-0649)


PROSPECTUS

APRIL 30, 2002

(Page 1, Cover)


PROSPECTUS

APRIL 30, 2002



SCHWAB

S&P 500(R) PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


(Page 2)


ABOUT THE PORTFOLIO


3            Schwab S&P 500(R)  Portfolio

4            Main Risks
5            Performance
6            Portfolio Fees and Expenses
7            Financial Highlights
8            Portfolio Management
8            Investing in the Portfolio
9            Transaction Policies
9            Distributions and Taxes
10           To Learn More



(Page 3)


SCHWAB
S&P 500 PORTFOLIO


[GOAL] THE PORTFOLIO'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R)
INDEX.


INDEX

THE S&P 500 INDEX INCLUDES THE COMMON STOCKS OF 500 LEADING U.S. COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.


STRATEGY


TO PURSUE ITS GOAL, THE PORTFOLIO GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the portfolio's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The portfolio generally gives the same weight to a given stock as the index does. This strategy distinguishes an index portfolio from an "actively managed" portfolio. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the portfolio should own.

Like many index funds, the portfolio also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the portfolio incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the portfolio potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the portfolio's performance normally is below that of the index. Also, because the composition of the index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

LARGE-CAP STOCKS


Although the 500 companies in the index constitute only about X% of all the publicly traded companies in the United States, they represent approximately XX% of the total value of the U.S. stock market. (All figures are as of 10/31/01.)


Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance. Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.

The portfolio is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


(Page 4)


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the portfolio cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).


Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks underperform mid- or small-cap stocks, the portfolio may also underperform portfolios that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the portfolio's performance also will lag those investments.


OTHER RISK FACTORS

Although the portfolio's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the portfolio tracks the performance of the index. For example, futures contracts, which the portfolio uses to gain exposure to the index for its cash balances, could cause the portfolio to track the index less closely if they don't perform as expected.

The portfolio also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the portfolio's performance could be reduced.

[Friendly Voice] Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this portfolio.

INDEX OWNERSHIP


"Standard & Poor's(R)", "S&P(R)", "S&P 500 (R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.


More complete information may be found in the Statement of Additional Information (see back cover).


(Page 5)


PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.


Annual total returns (%) as of 12/31



1997              1998              1999             2000              2001




Best quarter: XX.XX% Q
Worst quarter: XX.XX % Q



Average annual total returns (%) as of 12/31/2001



                                                               SINCE
                                                               INCEPTION
                                1 YEAR      5 YEARS            OF PORTFOLIO 1
Portfolio
S&P 500(R) Index


1   Inception: 11/01/1996.

[Friendly Voice] The performance information above shows you how performance has varied from year-to-year and how it averages out over time.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in the total return.

FEE TABLE(%)

SHAREHOLDER FEES                                     None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)



Management fees                                         0.20
Distribution (12b-1) fees                               None
Other expenses                                          0.10
Total annual operating expenses                         0.30
EXPENSE REDUCTION                                      (0.02)
NET OPERATING EXPENSES*                                 0.28








* Guaranteed by Schwab and the investment adviser through 04/30/2003 (excluding interest, taxes and certain non-routine expenses).


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 YEAR    3 YEARS   5 YEARS   10 YEARS




(Page 6)


FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's recent financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, _______________________, audited these figures. Their full report is included in the portfolio's annual report (see back cover).



SCHWAB
S&P 500 PORTFOLIO





(Page 7)


PORTFOLIO MANAGEMENT


THE INVESTMENT ADVISER for the portfolio is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R) and has more than $XXX billion under management. The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of 12/31/2001.)



As the investment adviser, the firm oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended 12/31/2001, this fee was 0.XX% for the S&P 500 Portfolio. This figure, which is expressed as a percentage of the portfolio's average daily net assets, represents the actual amounts paid, including the effects of reductions.

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of, and has overall responsibility for, the S&P 500 Portfolio. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.



(Page 8)


INVESTING IN THE PORTFOLIO

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract) investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolio does not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio would be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.


(page 9)


TRANSACTION POLICIES

THE PORTFOLIO IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN.

THE PORTFOLIO CALCULATES ITS SHARE PRICE EACH BUSINESS DAY after the close of the NYSE. The portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, prior to the close of the portfolio (generally 4:00 p.m. Eastern time) will be executed at the portfolio's NAV determined that day. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.

In valuing its securities, the portfolio uses market quotes if they are readily available. In cases where quotes are not readily available, the portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

The portfolio reserves certain rights, including the following:

- To refuse any purchase order, including large purchase orders that may negatively impact its operations and orders that appear to be associated with short-term trading activities.

- To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.


(page 10)


DISTRIBUTIONS AND TAXES

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance company separate accounts each year in December. Distributions are normally reinvested pursuant to elections by the separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

The portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.


(Page 11, Notes)


(Page 12, Notes)


(Page 13, Back Cover)


SCHWAB
S&P 500 PORTFOLIO


TO LEARN MORE

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds (R) , or a participating insurance company. You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.


SEC FILE NUMBER
Schwab Annuity Portfolios 811-8314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000

SCHWAB INSURANCE SERVICES
WWW.SCHWAB.COM/ANNUITIES
800-838-0650 (IN NEW YORK 800-838-0649)


PROSPECTUS

APRIL 30, 2002

(Page 1, Cover)


PROSPECTUS

APRIL 30, 2002



SCHWAB
MONEY MARKET PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


(Page 2)


ABOUT THE PORTFOLIO

3           Schwab Money Market Portfolio
4           Main Risks
5           Performance
6           Portfolio Fees and Expenses
7           Financial Highlights
8           Portfolio Management
8           Investing in the Portfolio
9           Transaction Policies
9           Distributions and Taxes
10          To Learn More


(Page 3)


SCHWAB MONEY MARKET PORTFOLIO

[GOAL] THE PORTFOLIO'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

STRATEGY

To pursue its goal, the portfolio invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

- U.S. government securities and U.S. treasury securities
- commercial paper, including asset-backed commercial paper and promissory notes
- certificates of deposit and time deposits o variable- and floating-rate debt securities
- bank notes and bankers' acceptances
- repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the portfolio's manager seeks to maximize current income within the limits of the portfolio's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the portfolio owns or is considering buying. The manager may adjust the portfolio's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the portfolio seeks to maintain a stable $1 share price.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).
- Diversification: requirements for diversification limit the portfolio's exposure to any given issuer.
- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 4)


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the portfolio's yield will change over time. During periods when interest rates are low, the portfolio's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share it is possible to lose money by investing in the portfolio.

THE PORTFOLIO COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the portfolio's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

The manager's maturity decisions also will affect the portfolio's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the portfolio's yields at times could lag those of other money market funds. The portfolio's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE PORTFOLIO IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

[Friendly Voice] This portfolio is appropriate for investors interested in high money market returns.


(Page 5)


PERFORMANCE

Below are a chart and table showing how the portfolio's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31



1995      1996      1997      1998      1999      2000      2001



Best quarter: XX.XX% Q
Worst quarter: XX.XX% Q




Average annual total returns (%) as of 12/31/2001




                                                                     SINCE
                                               1 YEAR    5 YEARS     INCEPTION 1
Money Market Portfolio


1   Inception: 5/3/1994


The portfolio's seven-day yield as of 12/31/2001 was X.XX%.


[Friendly Voice] Call toll-free 800-838-0650 (in New York 800-838-0649) for a current seven-day yield.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return.

FEE TABLE(%)

SHAREHOLDER FEES                                     None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)


Management fees
Distribution (12b-1) fees                            None
Other expenses
Total annual operating expenses
EXPENSE REDUCTION
NET OPERATING EXPENSES*







* Guaranteed by Schwab and the investment adviser through 4/30/2003 (excluding interest, taxes, certain non-routine and money fund insurance expenses, if any).


EXPENSES ON A $10,000 INVESTMENT:

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 YEAR    3 YEARS   5 YEARS   10 YEARS

(Page 6)


FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's recent financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, ________________________________, audited these figures. Their full report is included in the portfolio's annual report (see back cover).



SCHWAB
MONEY MARKET PORTFOLIO









(Page 7)


PORTFOLIO MANAGEMENT


THE INVESTMENT ADVISER for the portfolio is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R) and has more than $XXX billion under management. The firm manages assets for more than X million shareholder accounts. (All figures on this page are as of 12/31/2001.)



As the investment adviser, the firm oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended 12/31/2001, this fee was 0.XX% for the portfolio. This figure, which is expressed as a percentage of the portfolio's average daily net assets, represents the actual amount paid, including the effects of reductions.



(Page 8)


INVESTING IN THE PORTFOLIO

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract) investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolio does not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio would be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.


(Page 9)


TRANSACTION POLICIES


THE PORTFOLIO IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE (NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. THE PORTFOLIO RESERVES THE RIGHT TO OPEN FOR BUSINESS ON DAYS THE NYSE IS CLOSED BUT THE FED IS OPEN.


THE PORTFOLIO CALCULATES ITS SHARE PRICE EACH BUSINESS DAY after the close of the NYSE (generally 4:00 p.m. Eastern time). The portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. The portfolio seeks to maintain a stable NAV of $1. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, prior to the close of the portfolio (generally 4:00 p.m. Eastern time) will be executed at the portfolio's NAV determined that day. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.

The portfolio values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The portfolio reserves certain rights, including the following:

- To refuse any purchase order, including large purchase orders that may negatively impact its operations and orders that appear to be associated with short-term trading activities.

- To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.


(Page 10)


DISTRIBUTIONS AND TAXES


The portfolio declares a dividend every business day, and pays a dividend to the participating insurance company separate accounts every month, except that in December dividends are paid by the last business day of the month. Distributions are normally reinvested pursuant to elections by the separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

The portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.


(Page 11, Notes)


(Page 12, Notes)


(Page 13, Back Cover)


SCHWAB
MONEY MARKET PORTFOLIO


TO LEARN MORE

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain free copies of these documents by contacting SchwabFunds (R) , or a participating insurance company. You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.



SEC FILE NUMBER
Schwab Annuity Portfolios 811-8314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000

SCHWAB INSURANCE SERVICES
WWW.SCHWAB.COM/ANNUITIES
800-838-0650 (IN NEW YORK 800-838-0649)


PROSPECTUS

APRIL 30, 2002

                       STATEMENT OF ADDITIONAL INFORMATION

                          SCHWAB ANNUITY PORTFOLIOS(R)
             SCHWAB MONEY MARKET PORTFOLIO (MONEY MARKET PORTFOLIO)
            SCHWAB MARKETTRACK GROWTH PORTFOLIO II (GROWTH PORTFOLIO)
                  SCHWAB S&P 500 PORTFOLIO (S&P 500 PORTFOLIO)



                                 APRIL 30, 2002



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the portfolios' prospectuses dated April 30, 2002 (as amended from time to time).


To obtain a free copy of the prospectus, please contact the Schwab Insurance Services at Charles Schwab & Co., Inc. at 800-838-0650, in New York call 800-838-0649. The prospectus also may be available on the Internet at: http://www.schwab.com.

The portfolios' most recent annual reports are separate documents supplied with the SAI and include the portfolios' audited financial statements, which are incorporated by reference into this SAI.

The portfolios are a series of Schwab Annuity Portfolios (the trust).

                               TABLE OF CONTENTS

                                                                                             Page
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS..........................................................................2
MANAGEMENT OF THE PORTFOLIOS...................................................................23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................27
INVESTMENT ADVISORY AND OTHER SERVICES.........................................................27
BROKERAGE ALLOCATION AND OTHER PRACTICES.......................................................30
DESCRIPTION OF THE TRUST.......................................................................32
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS..........................................................................33
TAXATION.......................................................................................35
CALCULATION OF PERFORMANCE DATA................................................................36
APPENDIX.......................................................................................38

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


The MONEY MARKET PORTFOLIO seeks the highest current income consistent with stability of capital and liquidity.

The GROWTH PORTFOLIO seeks high capital growth with less volatility than an all stock portfolio.

The S&P 500 PORTFOLIO'S investment objective is to seek to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).

The S&P 500 is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The S&P 500 Portfolio may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


It is the Schwab S&P 500 Fund's policy that under normal circumstances it will invest at least 80% of its assets in stocks included in the S&P 500. The fund will notify its contractholders at least 60 days before changing this policy.


The S&P 500 Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the S&P 500 Portfolio or the general public regarding the advisability of investing in securities generally or in the S&P 500 Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the S&P 500 Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the S&P 500 Portfolio. S&P has no obligation to take the needs of the S&P 500 Portfolio or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of S&P 500 Portfolio shares or in the determination or calculation of the equation by which the S&P 500 Portfolio's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Portfolio's shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Portfolio, its shareholders or any other person or entity from the use of the S&P 500(R)

Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


Each portfolio's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the portfolios means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a portfolio are represented at the meeting or (b) more than 50% of the outstanding voting shares of a portfolio. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.



The following investment securities, strategies, risks and limitations supplement those set forth in the prospectuses and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a portfolio's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies a the portfolio's investment policies and limitations. Additionally, for purposes of calculating any restriction for the Money Market Portfolio an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), unless otherwise noted. The money market portfolio operates as a money market fund and seeks to comply with the requirements of Rule 2a-7 under the 1940 Act, as that Rule may be amended or interpreted from time to time. The Rule's key provisions govern the maturity, quality and diversification of the portfolio's investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in "eligible securities," which are securities rated in one of the two highest categories for short-term securities by statistical rating organizations or, if unrated, determined to be of equivalent quality by a fund's adviser. The money market portfolio is also subject to diversification requirements which generally limits portfolio exposure to any one issuer or guarantor to either 5% or 10% respectively. Not all investment securities or techniques discussed below are eligible investments for each portfolio, and not all investments that may be made by underlying funds of the Growth Portfolio are currently known. A portfolio or underlying fund of the Growth Portfolio will invest in securities or engage in techniques that are intended to help achieve its investment objective. There is no guarantee the portfolios will achieve their objectives.


                   INVESTMENT SECURITIES, STRATEGIES AND RISKS


ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases additional credit support may also be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a portfolio's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. The Money Market Portfolio will limit its investments in each such industry to less than 25% of its net assets.

BANKERS' ACCEPTANCES OR NOTES are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Money Market Portfolio will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BOND FUNDS seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The SchwabFunds(R) bond fund that the Growth Portfolio may currently invest in is the Schwab Total Bond Market Index Fund.

BORROWING may subject a portfolio to interest costs, which may exceed the income received on the securities purchased with the borrowed portfolios. A portfolio normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the Money Market Portfolio will not purchase securities while borrowings are outstanding, and the Growth Portfolio and S&P 500 Portfolio will not purchase securities while borrowings represent more than 5% of its total assets.


A portfolio will earmark or segregate assets to cover such borrowings in accordance wit positions of the Securities and Exchange Commission (SEC). Each portfolio may establish lines-of-credit (lines with certain banks by which it may borrow funds for temporary or emergency purposes). A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a portfolio within 60 days and is not extended or renewed. Each portfolio intends to use the lines to meet large or unexpected redemptions that would otherwise force a portfolio to liquidate securities under circumstances which are unfavorable to the portfolio's remaining contract holders. Each portfolio will pay a fee to the bank for using the lines.


CERTIFICATES OF DEPOSIT OR TIME DEPOSITS are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The Money Market Portfolio will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the portfolios have identified each foreign country as a separate bank industry for purposes of the portfolio's concentration policy. Each portfolio will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. The Growth Portfolio will not concentrate its investments in a particular industry or group of industries, unless its underlying fund investments are so concentrated. The S&P 500 Portfolio will not concentrate its investments unless the S&P 500 Index is so concentrated. The Money Market Portfolio reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic banks of U.S. banks and U.S branches of foreign banks (which the portfolio has determined to be subject to the same regulation as U.S. banks.


CREDIT AND LIQUIDITY SUPPORTS OR ENHANCEMENTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the portfolio.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs", but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal) but generally offer a greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of the issuer.

The Growth Portfolio and its underlying funds may invest in investment grade securities which are medium- and high-quality, although some still may have varying degrees of speculative characteristics and risks. Debt securities rated below investment grade are riskier, but may offer higher yields. These securities are sometimes referred to as "junk bonds." The market for these securities has historically been less liquid than for investment grade securities.


Should a security's rating change after purchase by a portfolio the investment adviser would take such action, including no action, as determined to be in the best interest of the portfolio by the Board of Trustees. For more information about the ratings assigned by some nationally recognized statistical ratings organizations (NRSROs), refer to the appendix section of the SAI.



DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a portfolio until the security is delivered. A portfolio will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a portfolio sells a security on a delayed-delivery basis, the portfolio does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a portfolio could suffer losses.


DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio is a series of an open-end investment management company. Each portfolio is a diversified mutual fund. In addition, the Money Market Portfolio follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. Generally, these requirements prohibit a money market fund from purchasing a security if more than 5% of its total assets would be invested in the securities of a single issuer, although a money market fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.


Each portfolio also must comply with certain IRS regulations that impose asset diversification requirements. See "Taxation" for more information.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.


Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.


Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.


Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a portfolio will lose the purchase price it paid for the warrant and the right to purchase the underlying security.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the portfolios and/or underlying funds endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a portfolio containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio to miss attractive investment opportunities. Losses to a portfolio arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a portfolio or underlying fund.

Investments in the securities of foreign issuers are usually made and held in foreign currencies. In addition, the Growth Portfolio or its underlying funds may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations, and may cause the portfolio or underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the portfolio or underlying funds.


On January 1, 1999, 11 of the 15 member states of the European union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will replace the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each country will treat the euro as a separate currency from that of any member state.



Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for cash and non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.


The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the funds may invest in so far as price sources such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each portfolio's euro-denominated investments.


Securities that are acquired by a fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that: (1) the portfolio or underlying fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (2) the portfolio or underlying fund reasonably believes it can readily dispose of the securities in the foreign trading market or for cash in the United States, or
(3) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the Growth Portfolio or its underlying funds may engage in currency exchange contracts in order to secure exchange rates for portfolio or underlying fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the portfolio or underlying fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the portfolio or underlying fund could sustain a loss.

Underlying funds of the Growth Portfolio also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the underlying fund expects to purchase).

Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the underlying fund's holdings of securities denominated in a particular currency and forward contracts into which the underlying fund enters. Such imperfect correlation may cause an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to an underlying fund will affect the performance of a portfolio.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy and the other party to sell specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A portfolio may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges.

In order to reduce the effect that uninvested cash would have on its ability to track the performance of its index as closely as possible, a portfolio may purchase futures contracts representative of its index or the securities in its index. Such transactions allow the portfolio's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the Growth Portfolio or its underlying funds may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell.


When buying or selling futures contracts, a portfolio or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market". The margin amount will be returned to the portfolio or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. A portfolio's or underlying fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a portfolio will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds may have the same or different arrangements.


While a portfolio intends to purchase and sell futures contracts in order to simulate full investment in the securities comprising its index, there are risks associated with these transactions. Adverse market movements could cause a portfolio to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the portfolio had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a portfolio incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent a portfolio also invests in futures in order to simulate full investment, these same risks apply.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the expiration date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a portfolio seeks to close out a futures position. If a portfolio or an underlying fund is unable to close out its position and prices move adversely, the portfolio or underlying fund would have to continue to make daily cash payments to maintain its margin requirements. If a portfolio or an underlying fund has insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the portfolio or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A portfolio or an underlying fund will seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

When interest rates are rising or securities prices are falling, a portfolio or underlying fund may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, a portfolio or underlying fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, a portfolio or underlying fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. A portfolio or underlying fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that a portfolio or underlying fund have acquired or expect to acquire.


ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a portfolio has valued the instruments. The liquidity of a portfolio's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.



INDEXING STRATEGIES involve tracking the investments and, therefore, performance of an index. The S&P 500 Portfolio normally will invest at least 80% of its total assets in the securities of its index. The Growth Portfolio invests mainly in other SchwabFunds,(R) particularly index funds, which seek to track the total returns of various market indices. Each of these index funds normally will primarily invest its assets in the securities of its index. Moreover, each of these index funds will invest so that its portfolio performs similarly to that of its index. Each index fund tries to generally match its holdings in a particular security to its weight in the index. Each index fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of 1.0 is unlikely as index funds incur operating and trading expenses unlike their indices. An index fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for the portfolio or index fund.



INTERFUND BORROWING AND LENDING. A portfolio may borrow money from and/or lend money to other portfolios in the Schwab complex (SchwabFunds). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.


LENDING of portfolio securities is a common practice in the securities industry. A portfolio will engage in security lending arrangements with the primary objective of increasing its income. For example, a portfolio may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.


A portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a portfolio may at any time call the loan and obtain the return of the securities loaned; (3) a portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the portfolio, including collateral received from the loan (at market value computed at the time of the loan).


Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a portfolio, it is expected that a portfolio will do so only where the items being voted upon, in the judgment of Charles Schwab Investment Management, Inc. ("CSIM") or the ("investment adviser"), either are material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

MATURITY OF INVESTMENTS. The Money Market Portfolio follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. Generally, these requirements prohibit a portfolio from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers' acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately. The SchwabFunds(R) money market fund that the Growth Portfolio may currently invest in is the Schwab Value Advantage Money Fund(R).

Each portfolio must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a portfolio may invest in money market securities.

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as Freddie Mac and Fannie Mae, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The Growth Portfolio and its underlying funds may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of the portfolio or its underlying fund. Principal and interest payments on certain mortgage-related securities may be guaranteed by the government to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a portfolio's shares.

MUTUAL FUNDS are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses. The Growth Portfolio will normally invest at least 50% in other SchwabFunds, which are registered open-end investment companies.

OTHER SECURITIES. Under certain circumstances, an underlying fund of the Growth Portfolio may make payment of a redemption by the portfolio wholly, or in part, by a distribution in-kind of securities from its portfolio rather than payment in cash. In such a case, the Growth Portfolio may hold the securities distributed until the investment adviser determines that it is appropriate to sell them.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.


A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the portfolios will be covered, which means that the portfolios will own the securities subject to the option so long as the option is outstanding.


A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a portfolio writes will be covered, which means that a portfolio will deposit with its custodian cash, U.S. government securities or other liquid debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a portfolio. However, in return for the option premium, a portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

A portfolio may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. A portfolio may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A portfolio may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.


An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a portfolio generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a portfolio is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.


Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a portfolio and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.

A portfolio may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a portfolio, does not exceed 5% of its total assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a portfolio buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The Money Market Portfolio follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. Generally these require the Money Market Portfolio to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities are first tier securities. Second tier securities generally are rated within the second-highest category. The Money Market Portfolio's holdings of second tier securities will not exceed 5% of its assets, and investments in the second tier securities of any one issuer will be limited to the greater of 1% of the portfolio's assets or $1 million.

Should a security's high-quality rating change after purchase by the portfolio, the investment adviser would take such action, including no action, as determined to be in the best interest of the portfolio by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REAL ESTATE investments are not directly restricted by the 1940 Act. However, the 1940 Act does require that every portfolio have a fundamental investment policy governing such investments. The portfolios have adopted a fundamental policy that would permit direct investment in real estate. However, the portfolios do not intend to invest directly in real estate.

REPURCHASE AGREEMENTS involve a portfolio buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. Government Securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the portfolio, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a portfolio or an underlying fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them at the lower of the total U.S. market. Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.


These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks and an underlying fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for an underlying fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio or an underlying fund that invests in small-cap stocks may change sharply during the short term and long term.

STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a fund. The SchwabFunds(R) stock funds that the Growth Portfolio may currently invest in are the Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) or funds comprising the Schwab Equity Index Funds. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.



STOCK SUBSTITUTION STRATEGY is a strategy, whereby a portfolio (or underlying fund) may, in certain circumstances, substitute a similar stock for a security in its index.


STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


SWAP AGREEMENTS are an exchange of one security for another. A swap may be entered into in order to help a portfolio or underlying fund track an index, or to change its maturity, to protect its value from changes in interest rates or to expose it to a different security or market. These agreements are subject to the risk that the counterparty will not fulfill its obligations. The risk of loss in a swap agreement can be substantial due to the degree of leverage that can be involved. In order to help minimize this risk, a portfolio or underlying fund will earmark or segregate appropriate assets as necessary.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or

Sallie Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States Government.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.



Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a portfolio. In addition, a portfolio may exercise only its demand rights at certain times. A portfolio could suffer losses in the event that the issuer defaults on its obligation.


                             INVESTMENT LIMITATIONS


The following investment limitations may be changed only by a vote of a majority of a portfolio's outstanding shares.


THE MONEY MARKET PORTFOLIO MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Purchase securities or make investments other than in accordance with its investment objective and policies.

EACH OF THE GROWTH PORTFOLIO AND S&P 500 PORTFOLIO MAY NOT:

(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.


(2) Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder; except that the S&P 500 Portfolio may concentrate investments only to the extent that the S&P 500 Index(R) is also so concentrated.


(3) Purchase or sell commodities, commodities contracts or real estate; lend or borrow money; issue senior securities; underwrite securities; or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts a portfolio from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).


Concentration. The Securities and Exchange Commission defines concentration as investing 25% or more of a portfolio's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities, or securities of other registered investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the portfolio.


Lending. Under the 1940 Act, a portfolio may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict a portfolio's ability to invest in real estate, but does require that every portfolio have a fundamental investment policy governing such investments. The portfolios have adopted a fundamental policy that would permit direct investment in real estate. However, the S&P 500 portfolio and the MarketTrack Growth portfolio have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the portfolios' Board of Trustees.



Senior Securities. Senior securities may include any obligation or instrument issued by a portfolio evidencing indebtedness. The 1940 Act generally prohibits portfolios from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.



Underwriting. Under the 1940 Act, underwriting securities involves a portfolio purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified portfolio may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

                            OTHER INVESTMENT POLICIES

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE MONEY MARKET PORTFOLIO MAY NOT:






(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry group if industries.



(2) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may
(i) purchase securities of companies that deal in real estate or interests therein (including REITS), (ii) purchase or sell futures contracts, options contracts, equity index participations, and index participation contracts, and
(iii) purchase securities of companies that deal in precious metals or interests therein.






(3) Invest more than 10% of its net assets in illiquid securities.



(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).






(7) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).



(8) Purchase securities on margin , except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures or other derivative instruments shall not constitute purchasing securities on margin.


EACH OF THE GROWTH PORTFOLIO AND S&P 500 PORTFOLIO MAY NOT:


(1) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each Portfolio may
(i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and
(iii) purchase securities of companies that deal in precious metals or interests therein.



(2) Lend any security or make amy other loan if, as a result, more than 331/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).







(4)   Invest more than 15% of its net assets in illiquid securities.

(5) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.






(6) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).






(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.



(8) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each portfolio may purchase securities to the extent that its index is also so concentrated).



Except with respect to each portfolio's concentration and borrowing limitations and investments in illiquid securities, later changes in values do not require a portfolio to sell the investment even if the portfolio could not then make the same investment.





                          MANAGEMENT OF THE PORTFOLIOS


Each portfolio is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each portfolio. The trustees met XX times during the most recent fiscal year.



Certain trustees are "interested persons." Each of these trustees is considered an interested person because under the 1940 Act he is an "affiliated person" of the trust, CSIM and Schwab. An affiliated person of the trust includes any person directly or indirectly owning, controlling, or holding with the power to vote 5% or more of the securities of the trust, CSIM or Schwab and any officer, director or employee of CSIM or Schwab.



Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. and CSIM. are as follows:

                           POSITION(S) WITH        PRINCIPAL OCCUPATIONS AFFILIATIONS
NAME AND DATE OF BIRTH        THE TRUST                 AND OTHER DIRECTORSHIPS

                           INTERESTED TRUSTEES AND OFFICERS

CHARLES R. SCHWAB       Chairman and Trustee     Chairman, Co-Chief Executive Officer
July 29, 1937 1         of each portfolio in     and Director, The Charles Schwab
                        Schwab Annuity           Corporation; Chief Executive Officer
                        Portfolios since 1994.   and Director, Schwab Holdings, Inc.;
                                                 Chairman and Director, Charles Schwab
                                                 & Co., Inc., Charles Schwab
                                                 Investment Management, Inc.;
                                                 Chairman, Schwab Retirement Plan
                                                 Services, Inc.; Director, U.S. Trust
                                                 Corporation, United States Trust
                                                 Company of New York; Director until
                                                 July 2001, The Charles Schwab Trust
                                                 Company; Chairman and Director until
                                                 January 1999, Mayer & Schweitzer,
                                                 Inc. (a securities brokerage
                                                 subsidiary of The Charles Schwab
                                                 Corporation); Director, The Gap, Inc.
                                                 (a clothing retailer), Audiobase,
                                                 Inc. (full-service audio solutions
                                                 for the internet), Vodaphone AirTouch
                                                 PLC (a telecommunications company),
                                                 Siebel Systems (a software company)
                                                 and Xign, Inc. (a developer of
                                                 electronic payment systems).

JOHN P. COGHLAN         President, Chief         Vice Chairman and Executive Vice
May 6, 1951 2           Executive Officer and    President, The Charles Schwab
                        Trustee of each          Corporation; Vice Chairman and
                        portfolio in Schwab      Enterprise President, Retirement Plan
                        Annuity Portfolios       Services and Services for Investment
                        since 2000.              Managers, Charles Schwab & Co., Inc.;
                                                 Chief Executive Officer and Director,
                                                 Charles Schwab Investment


--------


1 In addition to his position with the investment adviser and the distributor, Mr. Schwab owns stock in The Charles Schwab Corporation, a publicly traded company and the parent company of the investment adviser and the distributor. Because of the amount of his ownership, Mr. Schwab may be deemed to control The Charles Schwab Corporation.


2 In addition to their positions with the investment adviser and the distributor, Messrs. Coghlan and Chafkin also own stock in The Charles Schwab Corporation.

                                                 Management, Inc.; President, Chief
                                                 Executive Officer and Director, The
                                                 Charles Schwab Trust Company; President
                                                 and Director, TrustMark, Inc. (technology
                                                 company); Director, Charles Schwab
                                                 Asset Management (Ireland) Ltd.,
                                                 Charles Schwab Worldwide Funds PLC,
                                                 Performance Technologies, Inc.,
                                                 (technology company) Schwab
                                                 Retirement Plan Services, Inc.

JEREMIAH H. CHAFKIN     Executive Vice           Executive Vice President, Asset
May 9, 1959 2           President, Chief         Management Products and Services,
                        Operating Officer and    Charles Schwab & Co., Inc.; Director,
                        Trustee of each          Charles Schwab Asset Management
                        portfolio in Schwab      (Ireland) Ltd;  President and Chief
                        Annuity Portfolios       Operating Officer until December
                        since 2000.              2001, Charles Schwab Investment
                                                 Management, Inc.  Prior to September
                                                 1999, Mr. Chafkin was Senior Managing
                                                 Director, Bankers Trust Company.

TAI-CHIN TUNG           Treasurer and Principal  Senior Vice President and Chief
March 7, 1951           Financial Officer        Financial Officer, Charles Schwab
                                                 Investment Management, Inc.; Vice
                                                 President, The Charles Schwab Trust
                                                 Company.  From 1994 to 1996, Ms. Tung
                                                 was Controller for Robertson Stephens
                                                 Investment Management, Inc.

STEPHEN B. WARD         Senior Vice President    Director, Senior Vice President and
April 5, 1955           and Chief Investment     Chief Investment Officer, Charles
                        Officer                  Schwab Investment Management, Inc.;
                                                 Chief Investment Officer, The Charles
                                                 Schwab Trust Company.

KOJI E. FELTON          Secretary                Senior Vice President, Chief Counsel
March 13, 1961                                   and Assistant Corporate Secretary,
                                                 Charles Schwab Investment Management,
                                                 Inc.  Prior to June 1998, Mr. Felton
                                                 was a Branch Chief in Enforcement at

                                                 the U.S. Securities and Exchange
                                                 Commission in San Francisco.

                                 INDEPENDENT TRUSTEES
DONALD F. DORWARD       Trustee of each          Chief Executive Officer, Dorward &
September 23, 1931      portfolio in Schwab      Associates (corporate management,
                        Annuity Portfolios       marketing and communications
                        since 1994.              consulting firm).  From 1996 to 1999,
                                                 Executive Vice President and Managing
                                                 Director, Grey Advertising.

ROBERT G. HOLMES        Trustee of each          Chairman, Chief Executive Officer and
May 15, 1931            portfolio in Schwab      Director, Semloh Financial, Inc.
                        Annuity Portfolios       (international financial services and
                        since 1994.              investment advisory firm).

DONALD R. STEPHENS      Trustee of each          Managing Partner, D.R. Stephens &
June 28, 1938           portfolio in Schwab      Company (investments).  Prior to
                        Annuity Portfolios       1996, Chairman and Chief Executive
                        since 1994.              Officer of North American Trust (real
                                                 estate investment trust).

MICHAEL W. WILSEY       Trustee of each          Chairman and Chief Executive Officer,
August 18, 1943         portfolio in Schwab      Wilsey Bennett, Inc. (truck and air
                        Annuity Portfolios       transportation, real estate
                        since 1994.              investment and management, and
                                                 investments).

MARIANN BYERWALTER      Trustee of each          Special Advisor to the President,
August 13, 1960         portfolio in Schwab      Stanford University (higher
                        Annuity Portfolios       education).  From 1996 to 2001, Ms.
                        since 2000.              Byerwalter was the Vice President for
                                                 Business Affairs and Chief Financial
                                                 Officer of Stanford University. Ms.
                                                 Byerwalter also is on the Board of
                                                 Directors of America First Companies,
                                                 Omaha, NE (venture capital/fund
                                                 management) and Redwood Trust, Inc.
                                                 (mortgage finance), and is Director
                                                 of Stanford Hospitals and Clinics,
                                                 SRI International (research),
                                                 LookSmart, Ltd. (an Internet
                                                 infrastructure company),

                                                 PMI Group, Inc. (mortgage insurance)
                                                 and Lucile Packard Children's Hospital.

WILLIAM A. HASLER       Trustee of each          Co-Chief Executive Officer, Aphton
November 22, 1941       portfolio in Schwab      Corporation (bio-pharmaceuticals).
                        Annuity Portfolios       Prior to August 1998, Mr. Hasler was
                        since 2000.              Dean of the Haas School of Business
                                                 at the University of California,
                                                 Berkeley (higher education).  Mr.
                                                 Hasler also is on the Board of
                                                 Directors of Solectron Corporation
                                                 (manufacturing), Tenera, Inc.
                                                 (services and software), Airlease
                                                 Ltd. (aircraft leasing), Mission West
                                                 Properties (commercial real estate)
                                                 and Digital Microwave Corporation (a
                                                 network equipment corporation).

GERALD B. SMITH         Trustee of each          Chairman and Chief Executive Officer
September 28, 1950      portfolio in Schwab      and founder of Smith Graham & Co.
                        Annuity Portfolios       (investment advisors).  Mr. Smith is
                        since 2000.              also on the Board of Directors of
                                                 Pennzoil-Quaker State Company (oil
                                                 and gas) and Rorento N.V.
                                                 (investments -- Netherlands),
                                                 Cooper Industries (electrical
                                                 products, tools and hardware), and is
                                                 a member of the audit committee of
                                                 Northern Border Partners, L.P.
                                                 (energy).



The continuation of each portfolio's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the portfolios' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

At the April 24, 2001 meeting the Board of Trustees, including a majority of independent trustees, approved the portfolios' investment advisory and administration agreement with CSIM (Agreement) based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the portfolios under the Agreements; (2) the portfolios' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each/the Fund's investment performance and how it compared to that of other comparable mutual funds; and
(4) the profitability of CSIM and its affiliates, including Schwab, with respect to each portfolio, including both direct and indirect benefits accruing to CSIM and its affiliates.



First, with respect to the nature and quality of the services provided by CSIM to the portfolios, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the portfolios. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.



Second, with respect to the portfolios' expenses under the Agreement, the trustees considered each portfolio's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to the portfolios' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates each portfolio's respective peer group averages. They also considered the voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.



Third, with respect to portfolio performance, the trustees considered each portfolio's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and/or yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board of Trustees considered both risk and shareholder risk expectations for a given portfolio.




Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the portfolios by CSIM and its affiliates.



In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.




                               TRUSTEE COMMITTEES

The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met XX times during the most recent fiscal year.



The trust has a Nominating Committee, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee [did not meet/met XX times] during the most recent fiscal year. The Committee will not consider nominees recommended by contractholders.



The information above is provided as of December 31, 2001. Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust (the "fund complex") which as of December 31, 2001 included 44 funds. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



The following table provides trustee compensation information as of December 31, 2001. Unless otherwise stated, information is for the fund complex.




                                               ($)                        Pension or               ($)
                                     Aggregate Compensation           Retirement Benefits         Total
      Name of Trustee                 From Each Portfolio             Accrued as Part of     Compensation From
                                                                      Portfolio Expenses       Fund Complex
                             ----------------------------------
                             Money       Growth      S&P 500
                             Market      Portfolio   Portfolio
                             Portfolio
--------------------------------------------------------------------------------------------------------------
Charles R. Schwab                0           0           0                    N/A                   0
Jeremiah H. Chafkin 3            0           0           0                    N/A                   0
John P. Coghlan                  0           0           0                    N/A                   0
Jeff Lyons4
Mariann Byerwalter                                                            N/A
William A. Hasler                                                             N/A
Gerald B. Smith                                                               N/A
Donald F. Dorward                                                             N/A
Robert G. Holmes                                                              N/A
Donald R. Stephens                                                            N/A
Michael W. Wilsey                                                             N/A



The following table provides information as of December 31, 20021, with respect to a dollar range of securities beneficially owned by each trustee.



-----------------


3     Resigned from the Board effective _______.



4     Appointed to the Board on February __, 2002.

            Name of            Dollar Range of Trustee Ownership of Equity Securities    Aggregate Dollar Range Of
            Trustee                                    in the:                            Trustee Ownership In the
                               ------------------------------------------------------            Fund Complex
                               Fund               Fund               Fund
-------------------------------------------------------------------------------------------------------------------
   Charles R. Schwab

   Jeremiah H. Chafkin

   John P. Coghlan

   Mariann Byerwalter

   Donald F. Dorward

   William A. Hasler

   Robert G. Holmes

   Gerald B. Smith

   Donald R. Stephens

   Michael W. Wilsey







                           DEFERRED COMPENSATION PLAN



Trustees who are not "interested persons" of the trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.



                                 CODE OF ETHICS



The portfolios, their investment adviser and Schwab have adopted a Code of Ethics (Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the portfolios or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the portfolios. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of, April, 2002, the officers and trustees of the trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the portfolios of the trust.



As of April , 2002, the following represents persons or entities that owned, directly or beneficially, more than 5% of the shares of a portfolio:




MONEY MARKET PORTFOLIO
Great West Life & Annuity Insurance Company, VA-1 Series Account          %
First Great West Life & Annuity Insurance Company, VA-1 Series Account    %

MARKETTRACK GROWTH PORTFOLIO II
Great West Life & Annuity Insurance Company, VA-1 Series Account          %
Great West Life & Annuity Insurance Company                               %

SCHWAB S&P 500 PORTFOLIO
Great West Life & Annuity Insurance Company, VA-1 Series Account          %
Great West Life & Annuity Insurance Company                               %



Such control may dilute the effect of the votes of other shareholders of the portfolios.


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the portfolios' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

MONEY MARKET PORTFOLIO. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive a graduated annual fee payable monthly based on the portfolio's average daily net assets as described below:

      First $1 billion -- 0.38%
      More than $1 billion but not exceeding $10 billion -- 0.35%
      More than $10 billion but not exceeding $20 billion -- 0.32% More than $20 billion -- 0.30%

For the fiscal years ended December 31, 1999, 2000 and 2001, the portfolio paid investment advisory and administration fees of $435,000 (fees were reduced by $109,000), $520,000 (fees were reduced by $22,000) and $________ (fees were reduced by $___________), respectively.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2003, total annual operating expenses (excluding interest, taxes, certain non-routine and money fund insurance expenses, if any) of the Money Market Portfolio will not exceed 0.50 % of the average daily net assets of the portfolio. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a portfolio. The expense cap is not intended to cover all portfolio expenses, and a portfolio's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and money fund insurance, if any, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


GROWTH PORTFOLIO. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive a graduated annual fee payable monthly based on the portfolio's average daily net assets as described below:
      First $500 million -- 0.44%
      More than $500 million -- 0.39%



Prior to June 30, 2000, for its advisory and administrative services to the Growth Portfolio, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.54% of the portfolio's average daily net assets not in excess of $500 million and 0.49% of such net assets over $500 million.




For the fiscal years ended December 31, 1999, 2000 and 2001, the portfolio paid investment advisory and administration fees of $11,000 (fees were reduced by $82,000), $100,000 (fees were reduced by $58,000) and $_______ (fees were reduced by $_________, respectively.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2003, total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Growth Portfolio will not exceed 0.50 % of the average daily net assets of the portfolio. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a portfolio. The expense cap is not intended to cover all portfolio expenses, and a portfolio's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.



S&P 500 PORTFOLIO. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive a graduated annual fee payable monthly based on the portfolio's average daily net assets as described below:
      First $500 million - - 0.20%
      More than $500 million - - 0.17%






For the years ended December 31, 1999, 2000 and 2001, the portfolio paid investment advisory and administration fees of $197,000 (fees were reduced by $71,000), $255,000 (fees were reduced by

$29,000) and $________ (fees were reduced by $_________), respectively.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2003, total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the S&P 500 Portfolio will not exceed 0.28 % of the average daily net assets of the portfolio. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a portfolio. The expense cap is not intended to cover all portfolio expenses, and a portfolio's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the portfolios and is the trust's agent for the purpose of the continuous offering of the portfolios' shares. Each portfolio pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides portfolio information to shareholders, including share price, shareholder ownership and account activities and distributes the portfolios' prospectuses, financial reports and other informational literature about the portfolios. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the portfolios and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent and shareholder services agent under its contract with each portfolio, Schwab does not receive an annual fee.

                      CUSTODIANS AND PORTFOLIO ACCOUNTANTS

PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Suite 200, Philadelphia, PA 19153 serves as custodian for the Money Market Portfolio and S&P 500 Portfolio. PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as fund accountant to the Money Market Portfolio, and SEI Investments Mutual Funds Services, One Freedom Valley Dr., Oaks, PA 19456, serves as fund accountant to the S&P 500 Portfolio. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109 serves as custodian for the Growth Portfolio and SEI Investments Mutual Funds Services, One Freedom Valley Dr. Oaks, PA 19456, serves as fund accountant for this portfolio.

The custodians are responsible for the daily safekeeping of securities and cash held or securities sold by the portfolios. The fund accountants maintain all books and records related to each portfolio's transactions.

                             INDEPENDENT ACCOUNTANTS


The portfolios' independent accountants, ______________, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each portfolio's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engage them to do so. Their address is __________, _____________. Each portfolio's audited financial statements for the year ended December 31, 2001, are included in each portfolio's annual report, which is a separate report supplied with the SAI.


                                 OTHER EXPENSES


The portfolios pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the portfolios. Expenses not directly attributable to a particular portfolio will generally be allocated among the portfolios in the trust on the basis of each portfolio's relative net assets at the time the expense is incurred.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER


For reporting purposes, each of the Growth Portfolio and S&P 500 Portfolio's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Money Market Portfolio's portfolio turnover rate for reporting purposes is expected to be zero.


A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The portfolios do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.

The portfolio turnover rates are in the financial highlight tables in the prospectuses.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the portfolios, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the portfolios on the basis of a number of factors, including, for example, price paid for securities, clearance, commission paid for transactions, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.

In assessing these criteria, the investment adviser will, among other things, monitor the performance of brokers effecting transactions for the portfolios to determine the effect, if any, that the portfolios' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the portfolios' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The portfolios will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the portfolios on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

In an attempt to obtain best execution for the portfolios, the investment adviser may place orders directly with market makers or with third market brokers such as Instinet, which is a computer subscriber service, or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the portfolios to trade directly with other institutional holders on a net basis. At times, this may allow the portfolios to trade larger blocks than would be possible trading through a single market maker.

The Money Market Portfolio expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for each portfolio are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a portfolio. When two or more accounts managed by the investment adviser have portfolios available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a portfolio. However, it is the opinion of the Board of Trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.


                              BROKERAGE COMMISSIONS


For the fiscal years ended December 31, 2001, 2000 and 1999, the Growth Portfolio paid brokerage commissions of $____, $0, and $673 , respectively to its affiliated broker-dealer.

For the fiscal years ended December 31, 2001, 2000 and 1999, the S&P 500 Portfolio paid brokerage commissions of $___, $0 and $16,615, respectively to its affiliated broker-dealer.


                            DESCRIPTION OF THE TRUST

Each portfolio is a series of Schwab Annuity Portfolios, an open-end investment management company organized as a Massachusetts business trust on January 21, 1994. The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each portfolio.

The portfolios may hold special meetings which may cause the portfolios to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

Life insurance companies and their separate accounts are the record owners of portfolio shares. The portfolios understand that the life insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the portfolios, to the extent required by applicable laws.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class.


The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.


           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                PURCHASING AND REDEEMING SHARES OF THE PORTFOLIOS

You cannot purchase shares of the portfolios directly, but you may allocate account value under your variable contract to and from the portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific portfolios as investment options.


As long as the portfolios or Schwab follows reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.


The portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be effected by agreements made with participating insurance companies.

                                PRICING OF SHARES


The Money Market Portfolio values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Money Market Portfolio's investments valued at amortized cost with market values. When determining market values for portfolio securities, the portfolios use market quotes if they are readily available. In cases where quotes are not readily available, the portfolio may value securities based on fair values developed using methods approved by the Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even when there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can, in certain circumstances, lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Money Market Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Money Market Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of this reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if the reduction or suspension had not taken place. Such action could result in investors not receiving a dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Money Market Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


Securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities of underlying mutual funds are valued at their respective net asset values as determined by those funds. Securities for which market quotations or closing values are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines and procedures adopted by the Board of Trustees. These procedures require that securities be valued on the basis of prices provided by approved pricing services, except when a price appears manifestly incorrect or events occurring between the time a price is furnished by a service and the time a portfolio calculates its share price materially affect the furnished price. The Board of Trustees regularly reviews fair values assigned to portfolio securities under these circumstances and also when no prices from approved pricing services are available.

                                    TAXATION

                              FEDERAL INCOME TAXES

For a discussion of the tax status of a particular Contract and the tax consequences of ownership of such a contract, refer to the appropriate Separate Account Prospectus. Shares of the portfolios are available only through separate accounts of participating insurance companies and plans.

It is each portfolio's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

Internal Revenue Service regulations applicable to separate accounts generally require that portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.

Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.

The portfolios intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a portfolio. The portfolios intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to plans.


A portfolio's transactions in futures contracts and forward foreign currency exchange transactions may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The portfolios will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the portfolios and their shareholders.

The Growth Portfolio may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the portfolio does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the portfolio may be required to distribute amounts in excess of realized income and gains. To the extent that the portfolio does invest in foreign securities that are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the portfolio's shareholders. Therefore, the payment of this tax would reduce the portfolio's economic return from its shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

An underlying fund of the Growth Portfolio may invest in non-U.S. corporations which would be treated as PFICs or become a PFIC. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the portfolios' economic return.



                         CALCULATION OF PERFORMANCE DATA

The following performance data does not take into account fees and charges that apply under variable contracts for which the portfolios serve as investment vehicles.



The Money Market Portfolio's seven-day yield based on the seven days ended December 31, 2001 is stated below and was calculated by determining the net change, exclusive of capital changes and incomes other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.




                     SEVEN-DAY YIELD AS OF DECEMBER 31, 2001



MONEY MARKET PORTFOLIO        %



The Money Market Portfolio's effective seven-day yield based on the seven days ended December 31, 2001 is stated below and was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting figure, carried to at least the nearest one hundredth of one percent.




                SEVEN-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2001



MONEY MARKET PORTFOLIO        %


A fund also may advertise its average annual total return and cumulative total return.



Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a portfolio assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. Average annual total returns for one year ended December 31, 2001, and each of Growth Portfolio's and S&P 500 Portfolio's commencement of operations are stated below.




                          AVERAGE ANNUAL TOTAL RETURNS

      Portfolio                 One Year             From Commencement of
   (Commencement of               Ended                  Operations to
     Operations)            December 31, 2001          December 31, 2001
-------------------------------------------------------------------------------
Money Market Portfolio
(5/03/1994)
Growth Portfolio
(11/01/1996)
                                    %                         %
S&P 500                             %                         %
Portfolio
(11/01/1996)


A portfolio also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end December 31, 2001, for each of Growth Portfolio and S&P 500 Portfolio.


Portfolio (Commencement of Operations)        Cumulative Total Return
--------------------------------------        -----------------------
Money Market Portfolio (5/03/1994)
Growth Portfolio  (11/01/1996)                              %
S&P 500 Portfolio (11/01/1996)                              %


The performance of the portfolios may be compared with the performance of other mutual funds by comparing the ratings or mutual fund rating services, various indices of investment performance, U.S. government obligations, bank certificates of deposit, the consumer price index and information provided by proprietary and non-proprietary research services and other investments for which reliable data is available.


The portfolios also may compare their historical performance figures to other asset class performance, performance of indices and mutual funds similar to their asset categories and sub-categories, and to the performance of "blended indices" similar to the portfolios' strategies.

Examples of indices used for comparison purposes and the asset categories they represent are as follows: for large company stocks, the S&P 500 Index; for small company stocks, the Ibbottson, the BARRA Small-Cap Index and the Russell 2000(R) Index; for foreign stocks, the MSCI-EAFE Index; and for bonds, the Lehman Brothers Aggregate Bond indices.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

From time to time, each Fund may report the percentage of its assets which fall into the rating categories set forth below.

                                      BONDS


                            MOODY'S INVESTORS SERVICE


Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                          STANDARD & POOR'S CORPORATION

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB' and 'B' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-rating.

                        FITCH, INC. (FORMERLY FITCH IBCA)

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


             SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                           MOODY'S INVESTORS SERVICE

      Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION


      An S&P SP-1 rating indicates that the subject securities' issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                        FITCH, INC. (FORMERLY FITCH IBCA)

      Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

      Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.


                          STANDARD & POOR'S CORPORATION


      A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                        FITCH, INC. (FORMERLY FITCH IBCA)

      F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

                                     PART C
                                OTHER INFORMATION
                            SCHWAB ANNUITY PORTFOLIOS

Item 23. Financial Statements and Exhibits.

Articles of        (a)              Agreement and Declaration of Trust is
Incorporation                       incorporated herein by reference to Exhibit
                                    1, File No. 811-8314 of Post-Effective
                                    Amendment No. 7 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on February 27, 1998.

By-laws            (b)              Amended and Restated Bylaws are incorporated
                                    herein by reference to Exhibit 2, File No.
                                    811-8314 of Post-Effective Amendment No. 3 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on April 29,
                                    1996.

Instruments        (c)  (i)         Article III, Sections 4 and 5; Article IV,
Defining Rights                     Section 1; Article V; Article VIII, Section
of Security                         4; and Article IX, Sections 1, 4, and 7 of
Holders                             the Agreement and Declaration of Trust is
                                    incorporated herein by reference to Exhibit
                                    1, File No. 811-8314 of Post-Effective
                                    Amendment No. 7 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on February 27, 1998.

                        (ii) Article 9 and Article 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-8314 of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, electronically filed on April 29, 1996.

Investment         (d)  (i)         Investment Advisory and Administration
Advisory                            Agreement between Registrant and Charles
Contracts                           Schwab Investment Management, Inc. (the
                                    "Investment Advisor") dated June 15,1994 is incorporated herein by reference to Exhibit
                                    5(a), File No. 811-8314 of Post-Effective
                                    Amendment No. 6 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on April 30, 1997.

                        (ii) Amended Schedule A to Investment Advisory and Administration Agreement between Registrant and the Investment Advisor dated June 15, 1994 is incorporated herein by reference to Exhibit 5(b), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on September 9, 1996.

                        (iii) Amended Schedule B to Investment Advisory and Administration Agreement between Registrant and the Investment Advisor is incorporated herein by reference to Exhibit 5(c), File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1998.

                        (iv) Schedule A and B, to the Amended and Restated Investment Sub-Advisory and Administration Agreement between the Investment Advisor and Symphony is incorporated herein by reference to Exhibit 5(d), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on September 9, 1996.

Underwriting       (e)  (i)         Distribution Agreement between Registrant
Contracts                           and Charles Schwab & Co., Inc. ("Schwab")
                                    dated March 29, 1994 is incorporated herein by reference to Exhibit 6(a), File No.
                                    811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on February
                                    27, 1998.

                        (ii) Amended Schedule A to Distribution Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 6(b), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on September 9, 1996.

Bonus or Profit    (f)              Inapplicable.
Sharing Plans

Custodian          (g)  (i)         Custodian Services Agreement between
Agreements                          Registrant and PNC Bank, National
                                    Association, dated March 29, 1994, is
                                    incorporated herein by reference to Exhibit
                                    8(a), File No. 811-8314 of Post-Effective
                                    Amendment No. 7 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on February 27, 1998.

                        (ii) Amendment No. 1 to the Custodian Services Agreement between Registrant and PNC Bank, National Association, dated March 29, 1994 is incorporated herein by reference to
                                    Exhibit 8(b), File No. 811-8314 of
                                    Post-Effective Amendment No. 3 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on April 29,
                                    1996.

                        (iii) Schedule A to the Custodian Services Agreement between Registrant and PNC Bank, National Association on behalf of Schwab Money Market Portfolio and Schwab S&P 500 Portfolio, is incorporated herein by reference to Exhibit 8(c), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on September 9, 1996.

                        (iv) Custodian Agreement dated April 4, 1997, and Amendment to the Custodian Agreement and
                                    Schedule 1, dated April 4, 1997, between
                                    Registrant, on behalf of Schwab MarketTrack
                                    Growth Portfolio II and Morgan Stanley Trust
                                    Company is incorporated herein by reference to Exhibit 8(d), File No. 811-8314 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, electronically filed on April 30, 1998.

                        (v) Appendix 1, 2 and 3 to the Custodian Agreement on behalf of Schwab MarketTrack Growth Portfolio II, formerly Schwab Asset Director - High Growth Portfolio, is incorporated herein by reference to Exhibit 8(d), File No. 811-8314 of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, electronically filed on April 30, 1997.

                        (vi) Transfer Agency Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(f), File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1998.

                        (viii) Schedule B and D to the Transfer Agency Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(g), File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1998.

                        (ix) Amended Schedules A and C to the Transfer Agency Agreement between Registrant and Schwab dated March 29, 1994 are incorporated herein by reference to Exhibit 8(f), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on April 30, 1997.

                        (x) Shareholder Service Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to
                                    Exhibit 8(i), File No. 811-8314 of
                                    Post-Effective Amendment No. 7 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 27, 1998.

                        (xi) Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(h), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on April 30, 1997.

                        (xii) Schedule B to the Shareholder Service Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(k), File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1998.

                        (xiii) Accounting Services Agreement and Schedules A, B and C between Registrant and SEI Fund Resources, on behalf of the Schwab MarketTrack Growth Portfolio II is incorporated herein by reference to Exhibit 8(l), File No. 811-8314 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, electronically filed on April 30, 1998.

                        (xiv) Accounting Services Agreement dated March 24, 1994 between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(m), File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1998.

                        (xv) Amendment No. 1 to the Accounting Services Agreement dated February 5, 1996 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (g)(xv), File No. 811-8314 of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, electronically filed on April 26, 2000.

                        (xvi) Amended Custodian Services Agreement dated November 1, 1998 between the Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit
                                    (g)(xvi), File No. 811-8314 of
                                    Post-Effective Amendment No. 11 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on April 26,
                                    2000.

                        (xvii) Amended Accounting Services Agreement by and between the Registrant and SEI Fund Resources, dated as of April 1, 1998 is incorporated herein by reference to Exhibit
                                    g)(xvii), File No. 811-8314 of
                                    Post-Effective Amendment No. 10 to
                                    Registrant's Registration Statement on Form
                                    N1-A, electronically filed on April 22,
                                    1999.

                        (xviii) Custodian Services Agreement dated October 28, 1999 between the Registrant and Brown Brothers Harriman & Co., on the behalf of Schwab MarketTrack Growth Portfolio II is incorporated herein by reference to Exhibit
                                    (g)(xviii), File No. 811-8314 of
                                    Post-Effective Amendment No. 11 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on April 26,
                                    2000.

Other Material     (h)              License Agreement between Registrant and
Contracts                           Standard & Poor's Corporation is
                                    incorporated herein by reference to Exhibit
                                    9, File No. 811-8314 of Post-Effective
                                    Amendment No. 5 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on September 9, 1996.


Legal Opinion      (i)              To be filed by amendment.



Other Opinions     (j)              To be filed by amendment.


Omitted Financial  (k)              Inapplicable.
Statements

Initial Capital    (l)  (i)         Purchase Agreement between Registrant and
Agreements                          Schwab relating to Schwab Money Market
                                    Portfolio is incorporated herein by
                                    reference to Exhibit 13(a), File No.
                                    811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on February
                                    27, 1998.

                        (ii) Purchase Agreement between Registrant and Schwab relating to Schwab Asset Director(R)-High Growth Portfolio and Schwab S&P 500 Portfolio is incorporated herein by reference to Exhibit 13(b), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on September 9, 1996.

Rule 12b-1 Plan    (m)              Inapplicable.

Financial Data     (n)              Inapplicable.
Schedule

Rule 18f-3 Plan    (o)              Inapplicable.


Power of Attorney  (p)  (i)         Power of Attorney executed by Mariann
                                    Byerwalter, dated February 14, 2001, is
                                    incorporated herein by reference to Exhibit
                                    (p)(i), File No. 811-8314 of Post-Effective
                                    Amendment No. 13 to Registrant's Statement on Form N-1A, electronically filed on April
                                    26, 2001.



                        (ii)        Power of Attorney executed by William A.
                                    Hasler, dated February 14, 2001, is
                                    incorporated herein by reference to Exhibit
                                    (p)(ii), File No. 811-8314 of Post-Effective
                                    Amendment No. 13 to Registrant's Statement on Form N-1A, electronically filed on April 26, 2001.



                        (iii) Power of Attorney executed by Gerald B. Smith, dated February 14, 2001, is incorporated herein by reference to Exhibit
                                    (p)(iii), File No. 811-8314 of
                                    Post-Effective Amendment No. 13 to
                                    Registrant's Statement on Form N-1A,
                                    electronically filed on April 26, 2001.



                        (iv)        Power of Attorney executed by Charles R.
                                    Schwab, dated February 14, 2001, is
                                    incorporated herein by reference to Exhibit
                                    (p)(iv), File No. 811-8314 of Post-Effective
                                    Amendment No. 13 to Registrant's Statement on Form N-1A, electronically filed on April 26, 2001.


                        (v)         Power of Attorney executed by Jeremiah H.
                                    Chafkin, dated November 21, 2000, is
                                    incorporated herein by reference to Exhibit
                                    (p)(v), File No. 811-8314 of Post-Effective
                                    Amendment No. 12 to Registrant's
                                    Registration Statement on Form N1-A,
                                    electronically filed on February 9, 2001.


                        (vi) Power of Attorney executed by John Coglan, dated February 14, 2001, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-8314 of Post-Effective Amendment No. 13 to Registrant's Statement on Form N-1A, electronically filed on April 26, 2001.



                        (vii) Power of Attorney executed by Donald F. Dorward, dated February 14, 2001, is incorporated herein by reference to Exhibit
                                    (p)(vii), File No. 811-8314 of
                                    Post-Effective Amendment No. 13 to
                                    Registrant's Statement on Form N-1A,
                                    electronically filed on April 26, 2001.



                        (viii) Power of Attorney executed by Robert G. Holmes, dated February 14, 2001, is incorporated herein by reference to Exhibit
                                    (p)(viii), File No. 811-8314 of
                                    Post-Effective Amendment No. 13 to
                                    Registrant's Statement on Form N-1A,
                                    electronically filed on April 26, 2001.

                        (ix)        Power of Attorney executed by Donald R.
                                    Stephens, dated February 14, 2001, is
                                    incorporated herein by reference to Exhibit
                                    (p)(ix), File No. 811-8314 of Post-Effective
                                    Amendment No. 13 to Registrant's Statement on Form N-1A, electronically filed on April 26, 2001.



                        (x)         Power of Attorney executed by Michael W.
                                    Wilsey, dated February 14, 2001, is
                                    incorporated herein by reference to Exhibit
                                    (p)(x), File No. 811-8314 of Post-Effective
                                    Amendment No. 13 to Registrant's Statement on Form N-1A, electronically filed on April 26, 2001.



                        (xi) Power of Attorney executed by Tai-Chin Tung, dated February 14, 2001, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-8314 of Post-Effective Amendment No. 13 to Registrant's Statement on Form N-1A, electronically filed on April 26, 2001.


Code of Ethics     (q)              Code of Ethics adopted by Registrant,
                                    Charles Schwab Investment Management Inc.
                                    and Charles Schwab & Co., Inc. is
                                    incorporated herein by reference to Exhibit
                                    (q), File No. 811-8314, of Post-Effective
                                    Amendment No. 12 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on February 9, 2001.

Item 24. Persons Controlled by or under Common Control with the Fund.

      The Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Advisor; and employ Schwab as their principal underwriter, transfer agent, and shareholder services agent. As a result, the Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust may be deemed to be under common control with Registrant.

Item 25. Indemnification.

      Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

      Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Capital Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.

      The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------
Charles R. Schwab,    Charles Schwab & Co., Inc.        Chairman, Director
Chairman, Chief
Executive Officer
and Trustee
                      The Charles Schwab Corporation    Chairman and Co-Chief
                                                        Executive Officer,
                                                        Director


                      Charles Schwab Investment         Chairman, Director
                      Management, Inc.


                      Schwab Holdings, Inc.             Chief Executive
                                                        Officer, Director

                      Charles Schwab Limited (U.K.)     Chairman and Chief
                                                        Executive Officer

                      Schwab International Holdings,    Chairman and Chief
                      Inc.                              Executive Officer

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------
                      Schwab (SIS) Holdings, Inc. I     Chairman and Chief
                                                        Executive Officer


                      U.S. Trust Corporation            Director



                      United States Trust Company of    Director
                      New York


                      The Gap, Inc.                     Director

                      Audiobase, Inc.                   Director

                      Vodaphone AirTouch PLC            Director

                      Siebel Systems                    Director


                      Xign, Inc.                        Director



                      The Charles Schwab Trust Company  Director until July
                                                        2001


                      Mayer & Schweitzer, Inc.          Chairman and Director
                                                        until January 1999

                      Schwab Retirement Plan Services,  Chairman, Director
                      Inc.                              until January 1999

                      Performance Technologies, Inc.    Chairman, Director
                                                        until January 1999

                      TrustMark, Inc.                   Chairman and Director
                                                        until January 1999


David S. Pottruck     Charles Schwab & Co., Inc.        President and Chief
                                                        Executive Officer,
                                                        Director


                      The Charles Schwab Corporation    President and Co-Chief
                                                        Executive Officer,
                                                        Director


                      U.S. Trust Corporation            Director



                      United States Trust Company of    Director
                      New York



                      Schwab (SIS) Holdings, Inc. I     President and Chief
                                                        Operating Officer



                      Schwab Holdings, Inc.             President and Chief
                                                        Operating Officer,
                                                        Director



                      Schwab International Holdings,    President and Chief
                      Inc.                              Operating Officer



                      Charles Schwab Investment         Director until October
                      Management, Inc.                  2001

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------
                      Schwab Retirement Plan Services,  Director until January
                      Inc.                              1999

                      Charles Schwab Limited (U.K.)     Director until January
                                                        1999

                      Mayer & Schweitzer, Inc.          Director until January
                                                        1999

                      Performance Technologies, Inc.    Director until January
                                                        1999

                      TrustMark, Inc.                   Director until January
                                                        1999

John P. Coghlan       Charles Schwab & Co., Inc.        Vice Chairman and
President and Trustee                                   Enterprise President -
                                                        Retirement Plan
                                                        Services and Services
                                                        for Investment Managers

                      Charles Schwab Investment         Chief Executive
                      Management, Inc.                  Officer and  Director

                      The Charles Schwab Corporation    Vice Chairman and
                                                        Executive Vice
                                                        President

                      The Charles Schwab Trust Company  President, Chief
                                                        Executive Officer and
                                                        Director


                      Schwab Retirement Technologies,   President and Director
                      Inc.



                      Charles Schwab Asset Management   Director
                      (Ireland) Ltd.






                      Charles Schwab Worldwide Funds    Director
                      PLC



                      Performance Technologies, Inc.    Director



                      Schwab Retirement Plan Services,  Director
                      Inc.


Willie C. Bogan       The Charles Schwab Corporation    Assistant Corporate
                                                        Secretary

                      Charles Schwab & Co., Inc.        Vice President and
                                                        Assistant Corporate
                                                        Secretary

                      Charles Schwab Investment         Assistant Corporate
                      Management, Inc.                  Secretary

                      The Charles Schwab Trust Company  Assistant Corporate
                                                        Secretary until
                                                        February 2000


Jeremiah H. Chafkin,  Charles Schwab & Co., Inc.        Executive Vice
Executive Vice                                          President, Asset
President, Chief                                        Management Products
Operating Officer                                       and Services.  Prior
and Trustee                                             to September 1999, Mr.
                                                        Chafkin was Senior
                                                        Managing Director,
                                                        Bankers Trust Company.

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------


                      Charles Schwab Asset Management   Director
                      (Ireland) Ltd.



                      Charles Schwab Investment         President and Chief
                      Management, Inc.                  Operating Officer
                                                        until December 2001


Karen W. Chang        Charles Schwab & Co., Inc.        Enterprise President -
                                                        General Investor
                                                        Services


Koji E. Felton,       Charles Schwab Investment         Senior Vice President,
Secretary             Management, Inc.                  Chief Counsel and
                                                        Assistant Corporate
                                                        Secretary


Christopher V. Dodds  Charles Schwab & Co., Inc.        Executive Vice
                                                        President and Chief
                                                        Financial Officer


Carrie Dwyer          Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Corporate
                                                        Oversite and Corporate
                                                        Secretary


Lon Gorman            Charles Schwab & Co., Inc.        Vice Chairman and
                                                        Enterprise President -
                                                        Capital Markets and
                                                        Trading


Daniel O. Leemon      Charles Schwab & Co., Inc.        Executive Vice
                                                        President and Chief
                                                        Strategy Officer



Dawn G. Lepore        Charles Schwab & Co., Inc.        Vice Chairman of
                                                        Technology and
                                                        Administration


Frederick E. Matteson Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Schwab
                                                        Technology Services


Mary McLeod           Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Human
                                                        Resources


John P. McGonigle     Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Mutual
                                                        Funds


Geoffrey J. Penney    Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Financial
                                                        Products and
                                                        International
                                                        Technology



Gideon Sasson         Charles Schwab & Co., Inc.        Enterprise President -
                                                        Brokerage Operations


Elizabeth G. Sawi     Charles Schwab & Co., Inc.        Executive Vice
                                                        President and Chief
                                                        Administrative Officer

Tai-Chin Tung,        Charles Schwab Investment         Senior Vice President
Treasurer and         Management, Inc.                  and Chief Financial
Principal Financial                                     Officer
Officer

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------


                      The Charles Schwab Trust Company  Vice President




Stephen B. Ward,      Charles Schwab Investment         Director, Senior Vice
Senior Vice           Management, Inc.                  President and Chief
President and Chief                                     Investment Officer
Investment Officer



                      The Charles Schwab Trust Company  Chief Investment
                                                        Officer

Item 27. Principal Underwriters.



            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the The Charles Schwab Family of Funds, Schwab Investments, and Schwab Capital Trust and intends to act as such for any other investment company which Schwab may sponsor in the future.



            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.



            (c)  Not applicable.



Item 28. Location of Accounts and Records.

      All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment advisor and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former custodian and fund accountants, Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountant are as follows: PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Suite 200, Philadelphia, Pennsylvania 19153 serves as custodian for the Schwab Money Market Portfolio and Schwab S&P 500 Portfolio; PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as fund accountant to the Schwab Money Market Portfolio, and SEI Investments Mutual Funds Services, One Freedom Valley Dr., Oaks, Pennsylvania 19456, serves as fund accountant to the Schwab S&P 500 Portfolio; Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109 serves as custodian for the Schwab MarketTrack Growth Portfolio II and SEI Investments Mutual Funds Services, One Freedom Valley Dr., Oaks, Pennsylvania 19456, serves as fund accountant for the Schwab MarketTrack Growth Portfolio II; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005.

Item 29. Management Services.

      Not applicable.

Item 30. Undertakings.

      Not Applicable

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 14 to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 8th day of February, 2002.



                        SCHWAB ANNUITY PORTFOLIOS
                        Registrant

                        Charles R. Schwab*
                        ------------------
                        Charles R. Schwab, Chairman Chief Executive Officer and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 8th day of February, 2002.

Signature                       Title
---------                       -----
Charles R. Schwab*              Chairman, Chief Executive Officer
------------------              and Trustee
Charles R. Schwab

John Coghlan*                   President and Trustee
-------------
John Coghlan

Jeremiah H. Chafkin*            Executive Vice President, Chief
--------------------            Operating Officer and Trustee
Jeremiah H. Chafkin

Mariann Byerwalter*             Trustee
-------------------
Mariann Byerwalter

Donald F Dorward*               Trustee
-----------------
Donald F. Dorward

William A. Hasler*              Trustee
------------------
William A. Hasler

Robert G. Holmes*               Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                Trustee
----------------
Gerald B. Smith

Donald R. Stephens*             Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*              Trustee
------------------
Michael W. Wilsey

Tai-Chin Tung*                  Treasurer and Principal Financial
--------------                  Officer
Tai-Chin Tung

*By   /s/Richard W. Grant
      -------------------
          Richard W. Grant, Attorney-in-Fact
              pursuant to Powers of Attorney